SHORT-TERM BORROWINGS (Details Narrative) - Revolving Credit Facility [Member] - Freight App Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 07, 2019
Line of Credit Facility [Line Items]
Maximum line of credit			$ 1,000,000
Line of credit principal amount withdrawn	$ 3,000,000
Debt Instrument, Interest Rate, Stated Percentage			3.25%
Line of credit interest rate	5.25%
Line of credit maturity date	Jul. 31, 2023
Short term borrowings	$ 263,788	$ 90,332